Stockholders' equity / Capital stock - Summary of Capital Stock (Parenthetical) (Details)			9 Months Ended	12 Months Ended
	Feb. 13, 2024 shares	Jan. 29, 2024	Sep. 30, 2024 shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares			112,200,752	84,150,261
Shares issued for initial public offering			28,050,491
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares			38,709,677	12,000,000
Shares issued for initial public offering	28,050,491		28,050,491
Major Ordinary Share Transactions
Disclosure of classes of share capital [line items]
Number of shares				28,050,087
Share split		3		3
Major Ordinary Share Transactions | Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares	28,050,491